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                            KUNZMAN & BOLLINGER, INC.
                                ATTORNEYS-AT-LAW
                          5100 N. BROOKLINE, SUITE 600
                          OKLAHOMA CITY, OKLAHOMA 73112
                            Telephone (405) 942-3501
                               Fax (405) 942-3527


                                  July 13, 2005



ELECTRONIC FILING
-----------------

Mr. H. Roger Schwall
Securities and Exchange Commission
Mail Stop 0405
450 Fifth Street N. W.
Washington, DC 20549


         RE:      Atlas America Series 25-2004(A) L.P.
                  Registration Statement on Form 10
                  Filed April 29, 2005
                  File No. 0-51271
                  =====================================

Dear Mr. Schwall:

         Enclosed for filing pursuant to Section 12(g) of the Securities Exchange Act of 1934, as amended, is Amendment No. 2 to Form 10 for Atlas America Series 25-2004(A) L.P. Pursuant to an oral comment received by telephone July 11, 2005, the second bullet point on page 2 of the amended registration statement has been revised in Amendment No. 2 to clarify that each investor's income tax deduction for intangible drilling costs is not guaranteed to be not less than 90% of the investor's subscription price for his or her units, since all deductions claimed by any taxpayer are subject to review by the IRS.

         Please contact the undersigned or Gerald A. Bollinger if you have any questions or comments concerning this filing.



                                                     Very truly yours,

                                                     KUNZMAN & BOLLINGER, INC.

                                                     /s/ Wallace W. Kunzman, Jr.

                                                     Wallace W. Kunzman, Jr.

Enclosure

cc:     Mr. Freddie Kotek
        Ms. Nancy McGurk
        Ms. Carmen Moncada-Terry